Selected Statements Of Operations Data (Schedule Of Selling, General And Administrative Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Marketing costs	$ 1,267	$ 1,167	$ 1,019
Selling expenses	18,281	18,135	16,378
General and administrative expenses	4,606	4,535	3,970
Amortization of other intangible assets	325	392	396
Depreciation	198	224	290
Total selling, general and administrative expenses	$ 24,677	$ 24,453	$ 22,053